Related party receivables	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Related party receivables

11.	Related party receivables

At 30 June 2026, Al Shola Gas had an outstanding balance of $370k (€324k) with its sister company, Al Shola Al Modea Safety & Security LLC (31 December 2025: nil). While both entities operate independently, certain customers remit payments for goods or services to only one entity; such transactions are recorded as related party transactions and reconciled monthly.

	30 June 2026	31 December 2025
	€’000	€’000
Al Shola Al Modea Safety & Security LLC	324	-
Total related party receivables	324	-